Concentrations (Details) - USD ($)		12 Months Ended
		Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2021	[1]
Concentrations (Details) [Line Items]
Customers risk total revenue percentage		100.00%
Accounts receivable gross		$ 256,000
Allowance for credit losses		87,160
Received amount		273,257		$ 281,632
Default risk allowance for credit losses		85,000
Allowance for credit losses		445,646
Advance payment		1,532,371
Company O [Member]
Concentrations (Details) [Line Items]
Accounts receivable gross		85,000
Received amount		85,000
Company P [Member]
Concentrations (Details) [Line Items]
Accounts receivable gross		256,000
Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Allowance for credit losses		$ 2,007
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Concentrations (Details) [Line Items]
Customers risk total revenue percentage		10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Other Customer [Member]
Concentrations (Details) [Line Items]
Customers risk total revenue percentage		10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Company P [Member]
Concentrations (Details) [Line Items]
Customers risk total revenue percentage		63.45%			[1]
Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Received amount		$ 256,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Concentrations (Details) [Line Items]
Customers risk total revenue percentage		10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Company O [Member]
Concentrations (Details) [Line Items]
Customers risk total revenue percentage			[2]	60.36%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Company P [Member]
Concentrations (Details) [Line Items]
Customers risk total revenue percentage	[3]	92.95%		37.28%
90 to 180 days [Member]
Concentrations (Details) [Line Items]
Advance payment		$ 38,191
Over 1 year [Member]
Concentrations (Details) [Line Items]
Advance payment		$ 407,455

[1]	represents the % is below 10% which is not presented.
[2]	represents the % is below 10% which is not presented.
[3]	As of September 30, 2023, the gross accounts receivable balance of Company P was $256,000, and an allowance for credit losses of $2,007 was provided for Company P. By the release date of the financial statements, 2023, $256,000 was received by the Group.